Other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income
Grant income	€ 9,307	€ 1,778	€ 5,378
Rental income from property subleases			174
Other income	145	155	209
Total other income	€ 9,452	€ 1,933	€ 5,761